Related party transactions - Schedule of the Amounts Due from/to Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related party transactions
Less: credit loss provision	¥ (302)		¥ (217)	¥ (302)	¥ (393)
Prepaid assets and amounts due from related parties, net	207,565		148,648
Amounts due to related parties	161,529	$ 22,129	177,714
Tencent Holdings Limited
Related party transactions
Prepaid assets and amounts due from related parties, gross	202,157		147,776
Amounts due to related parties	142,662		141,743
Others
Related party transactions
Prepaid assets and amounts due from related parties, gross	5,710		1,089
Amounts due to related parties	¥ 18,867		¥ 35,971